ASSET RETIREMENT OBLIGATION (Tables)	12 Months Ended
Sep. 30, 2023
ASSET RETIREMENT OBLIGATION
Schedule of Asset Retirement Obligations
	2023	2022
Beginning balance	$124,159	$118,247
Change in asset retirement obligation estimate	13,021	-
Accretion expense	6,860	5,912
Ending balance	$144,040	$124,159